Accounts Receivable, net	9 Months Ended
Sep. 30, 2026
Receivables [Abstract]
Accounts Receivable, net	Accounts Receivable, net:
The Company’s accounts receivable is comprised of the following as of September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Trade receivable	$274	$100
Other receivables	970	86
Grant receivable	—	5,011
Contract assets	2,118	1,499
Sales tax receivable	1,966	963
Deferred transaction costs	—	1,818
Total	$5,328	$9,477
The Company had no allowance for credit losses as of September 30, 2026 and December 31, 2025.